RELATED PARTIES - Schedule of Other Related Party Transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
RELATED PARTIES - Schedule of Other Related Party Transactions (Details) [Line Items]
Prepayment to a related party	$ 726,506	$ 359,142	$ 0
Upkeeping and maintenance service provided by a related party and payable to a related party	(341,218)	(90,809)	(40,083)
Payment made by the Company on behalf of a related party	80,969	33,147	0
Landscape crew outsourcing service provided to a related party and receivable from a related party	26,112	35,530	32,153
Outdoor landscape service provided by a related party and payable to a related party	(24,065)	(7,332)	(6,143)
YY App license grant service provided to a related party	0	0	111,823
Back charged lease payment to a related party	16,831	0	$ 0
Total for all related parties [member]
RELATED PARTIES - Schedule of Other Related Party Transactions (Details) [Line Items]
Prepayment to a related party	380,433	353,245
Upkeeping and maintenance service provided by a related party and payable to a related party	0	(29,773)
Payment made by the Company on behalf of a related party	114,004	32,603
Landscape crew outsourcing service provided to a related party and receivable from a related party	5,775	65,285
Outdoor landscape service provided by a related party and payable to a related party	(11,934)	(4,995)
YY App license grant service provided to a related party	0	0
Back charged lease payment to a related party	$ 1,425	$ 0